Leases - Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee Disclosure [Abstract]
2021	¥ 17,508,218
2022	11,648,328
2023	7,503,992
2024	5,095,177
2025	4,040,559
Total undiscounted lease payments	45,796,274
Less: Imputed interest	(4,818,322)
Total lease liabilities	40,977,952
Amounts due within 12 months	16,972,187	$ 2,601,101	¥ 20,556,017
Non-current lease liability	¥ 24,005,765	$ 3,679,044	¥ 12,500,120